CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 162,636	$ 52,389
Accounts receivables	21,011	0
Other receivables	3,482	0
Prepaid expenses and other current assets	18,476	7,478
Restricted Cash	0	3,000
Total current assets	205,605	62,867
Non-current assets:
Restricted cash	20	20
Property and equipment, net	43	123
Intangible assets	14,700	46,400
Goodwill	13,064	13,064
Long term prepaid expenses	7,192	0
Other assets	123	349
Total non-current assets	35,142	59,956
Total Assets	240,747	122,823
Current liabilities:
Accounts payable	2,853	3,102
Accrued expenses	8,255	3,973
Deferred revenue	0	1,500
Contingent consideration	0	8,985
Other current liabilities	460	489
Total current liabilities	11,568	18,049
Non-current liabilities:
Contingent consideration	52,000	99,855
Deferred tax liability	3,969	12,528
Deferred revenue	1,500	1,500
Other non-current liabilities	0	118
Total non-current liabilities	57,469	114,001
Total Liabilities	69,037	132,050
Stockholders' Equity:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized at September 30, 2022 and December 31, 2021; no shares issued and outstanding at September 30, 2022 and December 31, 2021	0	0
Common stock, $0.001 par value per share; 400,000,000 shares authorized at September 30, 2022 and December 31, 2021; 202,757,012 and 199,463,645 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	199	140
Additional paid-in capital	487,768	306,554
Accumulated deficit	(316,257)	(315,921)
Total Stockholders' Equity	171,710	(9,227)
Total Liabilities and Stockholders' Equity	$ 240,747	$ 122,823